Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swaps Three [Member]	Mar. 31, 2011 Interest Rate Swaps Three [Member]	Dec. 31, 2011 Interest Rate Swaps Two [Member]	Jun. 30, 2011 Interest Rate Swaps Two [Member]	Mar. 31, 2011 Interest Rate Swaps Terminated [Member]	Feb. 28, 2011 Treasury Locks [Member]
Financial Instruments (Textual) [Abstract]
Aggregate Notional Amount				$ 84,100,000	$ 85,000,000	$ 100,000,000	$ 100,000,000	$ 50,000,000	$ 200,000,000
Debt Instrument Maturity Period	7 years
Senior note principal amount		300,000,000
Aggregate payment of treasury locks		2,200,000
Unrealized Loss of hedging instrument	3,700,000
Approximate Fair value of notes	90,600,000		120,800,000
Carrying amount of notes	91,000,000		122,600,000
Tax Increment Financing Bonds	6,400,000		13,800,000
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	3,100,000
Notional amount of swaps	284,100,000		150,000,000
Swaps liability	$ 8,800,000		$ 5,200,000